Derivative and Hedging Instruments - Average Rate of Hedging Instruments in Hedge Relationships That Do Not Frequently Reset (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	13,720,000,000	9,808,000,000
Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	29022.00%	29013.00%
Nominal amount of hedging instrument	9,036,000,000	8,372,000,000
Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	66.703%
Nominal amount of hedging instrument	1,471,000,000
Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	56.259%
Nominal amount of hedging instrument	549,000,000
Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	73.009%
Nominal amount of hedging instrument	1,639,000,000
Foreign exchange risk | Fixed rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument		93.503%
Nominal amount of hedging instrument		500,000,000
Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	86.655%	86.655%
Nominal amount of hedging instrument	650,000,000	650,000,000
Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	122.914%	122.914%
Nominal amount of hedging instrument	51,000,000	46,000,000
Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	3012.00%	2628.00%
Nominal amount of hedging instrument	324,000,000	240,000,000
Fair value
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	$ 84,000,000	$ 63,000,000
Hedging instrument, liabilities	(291,000,000)	(229,000,000)
Fair value, net	(207,000,000)	(166,000,000)
Fair value | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	24,000,000	20,000,000
Hedging instrument, liabilities	(48,000,000)	(48,000,000)
Fair value, net	(24,000,000)	(28,000,000)
Fair value | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	16,000,000
Hedging instrument, liabilities	0
Fair value, net	16,000,000
Fair value | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	22,000,000
Hedging instrument, liabilities	0
Fair value, net	22,000,000
Fair value | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	9,000,000
Hedging instrument, liabilities	(27,000,000)
Fair value, net	(18,000,000)
Fair value | Foreign exchange risk | Fixed rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets		35,000,000
Hedging instrument, liabilities		0
Fair value, net		35,000,000
Fair value | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	(216,000,000)	(181,000,000)
Fair value, net	(216,000,000)	(181,000,000)
Fair value | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	7,000,000	5,000,000
Hedging instrument, liabilities	0	0
Fair value, net	7,000,000	5,000,000
Fair value | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	6,000,000	3,000,000
Hedging instrument, liabilities	0	0
Fair value, net	$ 6,000,000	$ 3,000,000
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	319,000,000	598,000,000
Less than 1 year | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	92,000,000	87,000,000
Less than 1 year | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0
Less than 1 year | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0
Less than 1 year | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	165,000,000
Less than 1 year | Foreign exchange risk | Fixed rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		500,000,000
Less than 1 year | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
Less than 1 year | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	42,000,000	0
Less than 1 year | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	20,000,000	11,000,000
1 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,563,000,000	734,000,000
1 to 5 years | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	568,000,000	459,000,000
1 to 5 years | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	160,000,000
1 to 5 years | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	115,000,000
1 to 5 years | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	407,000,000
1 to 5 years | Foreign exchange risk | Fixed rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		0
1 to 5 years | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
1 to 5 years | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	9,000,000	46,000,000
1 to 5 years | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	304,000,000	229,000,000
Over 5 years
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	11,838,000,000	8,476,000,000
Over 5 years | Inflation risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	8,376,000,000	7,826,000,000
Over 5 years | Foreign exchange risk | Foreign currency assets, CAD/EURO | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,311,000,000
Over 5 years | Foreign exchange risk | Foreign currency assets, CAD/GBP | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	434,000,000
Over 5 years | Foreign exchange risk | Foreign currency assets, CAD/USD | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,067,000,000
Over 5 years | Foreign exchange risk | Fixed rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		0
Over 5 years | Foreign exchange and interest rate risk | Floating rate foreign currency liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	650,000,000	650,000,000
Over 5 years | Foreign exchange and interest rate risk | Debt securities at fair value through OCI | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0
Over 5 years | Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	0	0